LIABILITY FOR LOANS SOLD	12 Months Ended
Sep. 30, 2011
LIABILITY FOR LOANS SOLD
LIABILITY FOR LOANS SOLD

12.               LIABILITY FOR LOANS SOLD

The Company records an estimated liability for amounts potentially due to the Company’s loan investors under contractual obligations related to residential mortgage loans originated for sale that were previously sold and became delinquent or defaulted.  Under standard representations and warranties and early payment default clauses in the Company’s mortgage sale agreements, the Company may be required to repurchase mortgage loans sold to investors or reimburse the investors for credit losses incurred on loans (collectively “repurchase”) in the event of borrower default within a defined period after origination (generally 90 days), or in the event of breaches of contractual representations or warranties made at the time of sale that are not remedied within a defined period after the Company receives notice of such breaches (generally 90 days).  The Company establishes a mortgage repurchase liability related to these events that reflect management’s estimate of losses on loans for which the Company could have a repurchase obligation based on a combination of factors.  Such factors incorporate the volume of loans sold in previous periods, default expectations, historical investor repurchase demand and appeals success rates (where the investor rescinds the demand based on a cure of the defect or acknowledges that the loan satisfies the investor’s applicable representations and warranties), and estimated loss severity.

The principal balance of loans sold that remain subject to recourse provisions related to early payment default clauses totaled approximately $266 million and $367 million at September 30, 2011 and 2010, respectively.  Because the Company does not service the loans that it sells to its investors, the Company is generally unable to track the outstanding balances or delinquency status of a large portion of such loans that may be subject to repurchase under the representations and warranties clauses in the Company’s mortgage sale agreements.  The following is a summary of the principal balance of mortgage loan repurchase demands on loans previously sold that were received and resolved during the years ended September 30, 2011 and 2010:

	2011	2010
Received during period	$16,700,000	$12,797,000
Resolved during period	15,061,000	6,629,000
Unresolved at end of period	8,655,000	7,016,000

The following is a summary of the changes in the mortgage loan repurchase reserve during the years ended September 30, 2011 and 2010:

	2011	2010
Balance at beginning of period	$470,983	$250,337
Provisions charged to expense	1,650,406	654,543
Amounts paid to resolve demands	(864,243)	(433,897)
Balance at end of period	$1,257,146	$470,983

The mortgage repurchase reserve of $1.3 million at September 30, 2011 represents the Company’s best estimate of the probable loss that the Company will incur for various early default provisions and contractual representations and warranties associated with the sales of mortgage loans.  Because the level of mortgage loan repurchase losses depends upon economic factors, investor demand strategies and other external conditions that may change over the life of the underlying loans, the level of the liability for mortgage loan repurchase losses is difficult to estimate and requires considerable management judgment.  In addition, the Company does not service the loans that it sells to investors and is unable to track the remaining unpaid balances after sale.  As a result, there may be a range of possible losses in excess of the estimated liability that cannot be estimated.  Management maintains regular contact with the Company’s investors to monitor and address their repurchase demand practices and concerns.